Stock-based compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement, Noncash Expense [Abstract]
Stock-based compensation

Employee stock option plans

The Stock Option Plan (“ESOP 1”) was approved on December 31, 2007 by the stockholders of WISeKey SA, representing 2,632,500 options convertible into WISeKey SA shares with an exercise price of CHF 0.01 per share.

The Stock Option Plan (“ESOP 2”) was approved on December 31, 2011 by the stockholders of WISeKey SA, representing 16,698,300 options convertible into WISeKey SA shares with an exercise price of CHF 0.01 per share.

At March 22, 2016 as part of the reverse acquisition transaction, both ESOP plans in existence in WISeKey SA were transferred to WISeKey International Holding Ltd at the same terms, with the share exchange term of 5:1 into WIHN class B shares.

Grants

In the 12 months to December 31, 2018, the Group granted a total of 851,131 options exercisable in WIHN class B shares. Each warrant is exercisable into one class B share.

The warrants granted consist of:

-	113,750 options with immediate vesting granted to employees, all of which had been exercised as of December 31, 2018;

-	100,000 options with immediate vesting granted to an external advisor, all of which had been exercised as of December 31, 2018;

-	214,000 options with immediate vesting granted to external advisors, none of which had been exercised as of December 31, 2018;

-	13,167 options granted to an employee, which vested on February 01, 2018 but were not exercised and were forfeited on September 30, 2019;

-	13,167 options granted to an employee, which vested on August 01, 2018 but were not exercised and were forfeited on September 30, 2019.

-	132,346 options vesting on December 31, 2018 granted to employees, none of which had been exercised as of December 31, 2018;

-	132,349 options vesting on December 31, 2019 granted to employees;

-	132,352 options vesting on December 31, 2020 granted to employees.

The warrants granted were valued at grant date using the Black-Scholes model. Unexercised warrants to external advisers at December 31, 2018 were revalued to their fair value at December 31, 2018 using the same model.

In the 12 months to December 31, 2019, the Group granted a total of 2,292,539 options exercisable in WIHN class B shares. Each warrant is exercisable into one class B share.

The warrants granted consisted of:

-	2,074,770 options with immediate vesting granted to employees and Board members, none of which had been exercised as of December 31, 2019.

-	145,854 options with immediate vesting granted to employees and Board members, all of which had been exercised as of December 31, 2019;

-	60,394 options with immediate vesting granted in exchange for WISeKey SA shares, all of which had been exercised as of December 31, 2019; and

-	11,521 options with immediate vesting granted to an external advisor and which had not been exercised as of December 31, 2019.

The warrants granted were valued at grant date using the Black-Scholes model.

In the 12 months to December 31, 2020, the Group granted a total of 467,617 options exercisable in WIHN class B shares. Each warrant is exercisable into one class B share.

The warrants granted consisted of:

-	279,017 options with immediate vesting granted to employees and Board members, none of which had been exercised as of December 31, 2020.

-	5,381 options with immediate vesting granted to employees and Board members, all of which had been exercised as of December 31, 2020;

-	16,667 options vesting on November 10, 2021 granted to employees;

-	16,666 options vesting on November 10, 2022 granted to employees;

-	33,334 options vesting on June 30, 2021 granted to employees;

-	33,333 options vesting on June 30, 2022 granted to employees;

-	33,333 options vesting on June 30, 2023 granted to employees;

-	16,323 options with immediate vesting granted in exchange for WISeKey SA shares, all of which had been exercised as of December 31, 2020; and

-	33,563 options with immediate vesting granted to external advisors and which had not been exercised as of December 31, 2020.

The warrants granted were valued at grant date using the Black-Scholes model.

Stock option charge to the income statement

The Group calculates the fair value of options granted by applying the Black-Scholes option pricing model. Expected volatility is based on historical volatility of WIHN class B shares.

In the fiscal year 2020, a total charge of USD 392,772 was recognized in the consolidated income statement calculated by applying the Black-Scholes model at grant, in relation to options:

-	USD 362,911 for options granted to employees and Board members; and

-	USD 29,861 for options granted to nonemployees

The following assumptions were used to calculate the compensation expense and the calculated fair value of stock options granted:

Assumption	December 31, 2020	December 31, 2019	December 31, 2018
Dividend yield	None	None	None
Risk-free interest rate used (average)	1.00%	1.00%	1.00%
Expected market price volatility	37.61% - 65.38%	51.59% - 56.86%	46.11% - 58.22%
Average remaining expected life of stock options (years)	3.43	3.01	3.10

Unvested options to employees as at December 31, 2020 were recognized prorata temporis over the service period (grant date to vesting date).

The following table illustrates the development of the Group’s non-vested options for the years ended December 31, 2020 and 2019.

Non-vested options	Number of WIHN Class B Shares under options	Weighted-average grant date fair value (USD)
Non-vested options as at December 31, 2018	431,368	2.99
Granted	2,292,539	2.45
Vested	(2,464,232)	2.41
Non-vested forfeited or cancelled	(254,649)	3.75
Non-vested options as at December 31, 2019	5,026	3.65
Granted	467,617	1.08
Vested	(339,310)	1.01
Non-vested forfeited or cancelled	-	-
Non-vested options as at December 31, 2020	133,333	1.20

As at December 31, 2020, there was a USD 122,100 unrecognized compensation expense related to non-vested stock option-based compensation arrangements. Non-vested stock options outstanding as at December 31, 2020 were accounted for using the graded-vesting method, as permitted under ASC 718-10-35-8, and we therefore recognized compensation costs calculated using the Black-Scholes model and the market price of WIHN class B shares at grant date, over the requisite service period.

The following table summarizes the Group’s stock option activity for the years ended December 31, 2020 and 2019.

Options on WIHN Shares	WIHN Class B Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2018	1,342,819	2.76	3.00	(895,404)
Of which vested	911,451	3.28	2.26	(1,082,233)
Of which non-vested	431,368	-	-	-
Granted	2,292,539	0.99	-	-
Exercised or converted	(259,338)	1.00	-	581,477
Forfeited or cancelled	(333,905)	0.05	-	-
Expired	(199,000)	5.17	-	-
Outstanding as at December 31, 2019	2,843,115	0.99	5.19	3,693,941
Of which vested	2,838,089	1.00	5.19	3,682,672
Of which non-vested	5,026	-	-
Granted	467,617	1.48	-	-
Exercised or converted	(1,214,402)	1.57	-	2,046,219
Forfeited or cancelled	-	-	-	-
Expired	-	-	-	-
Outstanding as at December 31, 2020	2,096,330	1.48	4.44	554,377
Of which vested	1,962,997	1.57	4.31	329,716
Of which non-vested	133,333	-	-

Summary of stock-based compensation expenses

Stock-based compensation expenses	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD’000	2020	2019	2018
In relation to Employee Stock Option Plans (ESOP)	363	5,386	1,278
In relation to non-ESOP Option Agreements	30	28	382
Total	393	5,414	1,660

Stock-based compensation expenses are recorded under the following expense categories in the income statement.

Stock-based compensation expenses	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD’000	2020	2019	2018
Research & development expenses	6	786	121
Selling & marketing expenses	209	1,269	571
General & administrative expenses	178	3,359	967
Total	393	5,414	1,660